NOTE RECEIVABLE (Details Narrative)		9 Months Ended
	Apr. 04, 2021 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Notes receivable		$ (687)
Gain on recovery of notes receivable			$ 771,260
Note 1 [member]
IfrsStatementLineItems [Line Items]
Face value	$ 150,000
Maturity date	Oct. 21, 2022
Notes receivable		$ 63,833